Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,215,000.00
Previously Paid Amount	0.00
Total Fee Amount	339.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 339.12
Narrative - Max Aggregate Offering Price	$ 2,215,000.00
Final Prospectus	true